Financial Instruments and Management of Financial Risks (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments	₪ 187
Loans	₪ 170,000
Borrowings, interest rate	3.00%
Fair value assets of investments	₪ 2,109	₪ 2,770
Market risk [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis description	the sensitivity to an increase or decrease of 1.5% in the relevant exchange rate. This metric represents the estimate of management regarding reasonably possible changes to the exchange rate. The sensitivity analysis includes current balances of monetary items denominated in foreign currency, and adjusts the translation thereof at the end of the period to a change of 1.5% in foreign currency rates.
Investees [Member]
IfrsStatementLineItems [Line Items]
Fair value assets of investments	₪ 2,109
Customer credit [member]
IfrsStatementLineItems [Line Items]
Credit maturity period	90
Loans	₪ 59,000
Borrowings, interest rate	7.00%